Debt - Schedule of Summarized Real Estate Secured Debt (Detail) - USD ($)			9 Months Ended		12 Months Ended
		Apr. 19, 2022	Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021		Mar. 17, 2021
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 1,059,001,412		$ 1,072,958,927
Debt issuance costs, net			(3,722,077)		(4,493,824)
Total debt			1,055,195,878		1,068,371,956		$ 873,866,855
SST IV CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 40,500,000	[1]	$ 40,500,000	[1],[2]	40,500,000	[2]
Interest rate			3.56%	[1]	3.56%	[2]
Senior notes maturity date			Feb. 01, 2030	[1]	Feb. 01, 2030	[2]
SST IV TCF Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount					$ 0	[3]	40,782,500	[3]	$ 40,800,000
Oakville III BMO Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[5]		$ 0	[4]	$ 11,992,500	[4],[6]	12,795,250	[6]
Interest rate	[5],[6]				6.99%
Senior notes maturity date	[5]		May 16, 2024	[4]	May 16, 2024	[6]
Ladera Office Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 3,856,433		$ 3,925,448		4,014,185
Interest rate			4.29%		4.29%
Senior notes maturity date			Nov. 01, 2026		Nov. 01, 2026
Fixed Rate Secured Debt
Debt Instrument [Line Items]
Discount on secured debt, net			$ (83,457)		$ (93,147)		234,604
Debt issuance costs, net			(3,722,077)		(4,493,824)		(3,879,296)
Fixed Rate Secured Debt | KeyBank CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[7]		$ 91,486,449		$ 92,784,412		94,459,583
Debt Instrument Fixed Rate	[7]		3.89%		3.89%
Senior notes maturity date	[7]		Aug. 01, 2026		Aug. 01, 2026
Fixed Rate Secured Debt | KeyBank Florida CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[8]		$ 50,957,242		$ 51,555,279		52,000,000
Debt Instrument Fixed Rate	[8]		4.65%		4.65%
Senior notes maturity date	[8]		May 01, 2027		May 01, 2027
Fixed Rate Secured Debt | Midland North Carolina CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[9]				$ 0		45,758,741
Fixed Rate Secured Debt | CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 104,000,000	[10]	$ 104,000,000	[10],[11]	104,000,000	[11]
Debt Instrument Fixed Rate			5.00%	[10]	5.00%	[11]
Senior notes maturity date			Feb. 01, 2029	[10]	Feb. 01, 2029	[11]
Credit Facility Term Loan | USD
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 250,000,000		$ 250,000,000	[12]	250,000,000	[12]
Interest rate			7.01%		6.00%	[12]
Senior notes maturity date			Mar. 17, 2026		Mar. 17, 2026	[12]
Credit Facility Revolver | USD
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 368,201,288		$ 368,201,288	[12]	$ 233,201,288	[12]
Interest rate			7.06%		6.05%	[12]
Senior notes maturity date			Mar. 17, 2024		Mar. 17, 2024	[12]
2032 Private Placement Notes
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 150,000,000		$ 150,000,000	[12]
Interest rate			5.28%	[13]	4.53%	[12]
Senior notes maturity date		Apr. 19, 2032	Apr. 19, 2032		Apr. 19, 2032	[12]

[1]	On March 17, 2021, in connection with the SST IV Merger, we assumed a $40.5 million fixed rate CMBS financing with KeyBank as the initial lender pursuant to a mortgage loan (the “SST IV CMBS Loan”). This fixed rate loan encumbers seven properties owned by us (Jensen Beach, Texas City, Riverside, Las Vegas IV, Puyallup, Las Vegas V, and Plant City). The separate assets of these encumbered properties are not available to pay our other debt. The loan has a maturity date of February 1, 2030. Monthly payments due under the loan agreement are interest only, with the full principal amount becoming due and payable on the maturity date.
[2]	On March 17, 2021, in connection with the SST IV Merger, we assumed a $40.5 million fixed rate CMBS financing with KeyBank as the initial lender pursuant to a mortgage loan (the “SST IV CMBS Loan”). This fixed rate loan encumbers seven properties owned by us (Jensen Beach, Texas City, Riverside, Las Vegas IV, Puyallup, Las Vegas V, and Plant City). The separate assets of these encumbered properties are not available to pay our other debt. The loan has a maturity date of February 1, 2030. Monthly payments due under the loan agreement (the “SST IV CMBS Loan Agreement”) are interest only, with the full principal amount becoming due and payable on the maturity date.
[3]	On March 17, 2021, in connection with the SST IV Merger, we assumed a term loan with TCF National Bank, a national banking association (“TCF”), as lead arranger and administrative agent for up to $40.8 million (the “SST IV TCF Loan”). The SST IV TCF Loan was secured by a first mortgage on each of the Ocoee Property, the Ardrey Kell Property, the Surprise Property, the Escondido Property, and the Punta Gorda Property (the “SST IV TCF Properties”). This loan was fully paid off on April 28, 2022 in the amount of $40.8 million. There were no prepayment penalties for this pay off.
[4]	On April 15, 2021, we purchased the Oakville III Property. We partially financed the Oakville III Property acquisition with a loan from Bank of Montreal (the “Oakville III BMO Loan”), which was secured by a first lien on the Oakville III Property. The loan was denominated in Canadian dollars and the proceeds from the loan were approximately $16.3 million CAD. The interest only loan was prepayable at any time without penalty. On March 24, 2023, we fully paid off this loan, including all outstanding accrued interest.
[5]	The amounts shown above are in USD based on the foreign exchange rate in effect as of the date presented.
[6]	On April 15, 2021, we purchased the Oakville III Property. We partially financed the Oakville III property acquisition with a loan from Bank of Montreal (the “Oakville III BMO Loan”), which is secured by a first lien on the Oakville III property. The loan is denominated in Canadian dollars and the proceeds from the loan were approximately CAD $16.3 million. The interest only loan is prepayable at any time without penalty, and bears interest at a rate of 2.25% + CDOR.
[7]	This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights, Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.
[8]	This fixed rate loan encumbers five properties (Pompano Beach, Lake Worth, Jupiter, Royal Palm Beach, and Delray) with monthly interest only payments until June 2022, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.
[9]	This fixed rate loan previously encumbered 11 properties (Asheville I, Arden, Asheville II, Hendersonville I, Asheville III, Asheville IV, Asheville V, Asheville VI, Asheville VII, Asheville VIII, and Hendersonville II) with monthly interest only payments until September 2019, at which time both interest and principal payments became due monthly. This loan was fully defeased on May 19, 2022 for approximately $47.9 million, inclusive of loan defeasance costs. In connection with this loan defeasance, we recorded a net loss on extinguishment of debt of approximately $2.4 million.
[10]	This fixed rate, interest only loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, and Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts.
[11]	This fixed rate, interest only loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts.
[12]	For additional information regarding this loan, see below
[13]	As of March 31, 2023, a Total Leverage Ratio Event (as defined below) had occurred, and the interest rate on such Note increased to 5.28% prospectively. For additional information regarding this loan, see below.